Income Taxes (Details Narrative) - TALENTEC SDN. BHD. [Member]	12 Months Ended
	Jul. 31, 2025 USD ($)	Jul. 31, 2025 MYR (RM)	Jul. 31, 2024 USD ($)	Jul. 31, 2025 MYR (RM)	Jul. 31, 2025 SGD ($)	Jul. 31, 2024 MYR (RM)	Jul. 31, 2024 SGD ($)	Jul. 31, 2023 USD ($)
Operating Loss Carryforwards [Line Items]
Paid-in capital	$ 782,865		$ 782,865	RM 2,500,000
Gross income	884,928	RM 50,000,000	686,835
Income Tax Rate	35,685		26,049
Valuation allowance	$ 146,561		$ 189,010					$ 242,146
In Excess Of RM600,000 [Member]
Operating Loss Carryforwards [Line Items]
Income taxes rate	24.00%	24.00%	24.00%
The First RM600,000 [Member]
Operating Loss Carryforwards [Line Items]
Income taxes rate	17.00%	17.00%	17.00%
Gross income | RM		RM 600,000
Income Tax Rate	$ 150,000
Inland Revenue, Singapore (IRAS) [Member]
Operating Loss Carryforwards [Line Items]
Income taxes rate	17.00%	17.00%
Unabsorbed tax losses	$ 711,845		$ 641,054		$ 923,761		$ 857,217
The Inland Revenue Board Of Malaysia [Member]
Operating Loss Carryforwards [Line Items]
Unabsorbed tax losses	$ 150,278		$ 470,769	RM 640,561		RM 2,160,122